U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 8

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Frank L. Newbauer, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on February 4, 2013 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
February 4, 2013

LYRICAL U.S. VALUE EQUITY FUND ( LYRIX )

Managed by
Lyrical Asset Management, L.P.

TABLE OF CONTENTS

Risk/Return Summary	2
Investment Objective, Investment Strategies and Related Risks	7
Fund Management	9
Historical Performance of the Adviser's U.S. Value Equity Style Private Accounts	11
How the Fund Values its Shares	12
How to Buy Shares	12
How to Redeem Shares	16
Dividends, Distributions and Taxes	18
Financial Highlights	19
Customer Privacy Notice	20
For Additional Information	back cover

For information or assistance in opening an account,
please call toll-free 1-888-884-8099.

This Prospectus has information about the Fund that you should know before you invest.  You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Lyrical U.S. Value Equity Fund (the “Fund”) seeks to achieve long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.41%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers and/or Expense Reimbursement(2)	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.45%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Lyrical Asset Management, L.P. (the “Adviser”) has contractually agreed, until March 31, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.45% of the Fund’s average daily net assets.  Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation.  Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses.  Prior to March 31, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees.  This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until

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March 31, 2016.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$148	$459

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange.   The Adviser defines mid-capitalization and large-capitalization companies as companies with a total market capitalization of $2 billion or more at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company.  Each investment candidate then goes through an extensive fundamental research process that has two objectives.  First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives.  This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research.  Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Fund’s portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability, and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

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The Adviser sets a target price for each stock in the portfolio which is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold.  A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Principal Risks

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk.  Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.  In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies  are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

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Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  In addition, the Adviser may select investments that fail to perform as anticipated.  The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.  Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

Value Stock Risk.   Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct.  Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.  In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report.  Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

MANAGEMENT OF THE FUND

Lyrical Asset Management, L.P. is the Fund’s investment adviser.

Portfolio Manager

Andrew Wellington is a Managing Partner and the Chief Investment Officer of the Adviser and has been responsible for the day-to-day management of the Fund’s portfolio since its inception in February, 2013.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment
$10,000 for all accounts, except for an IRA or a gift to minors account, for which the minimum initial investment is $1,000.

Minimum Additional Investment
$100 for regular accounts ($50 for IRA and UGMA/UTMA accounts)

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General Information
You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business.  Transactions may be initiated by written request, by telephone or through your financial intermediary.  Written requests to the Fund should be sent to the Lyrical U.S. Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-884-8099 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee.  However, certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources.  These payments are sometimes referred to as “revenue sharing”.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund seeks to achieve long-term capital growth.  The Board of Trustees has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Investment Strategies
The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange. The foregoing policy may be changed upon at least 60 days’ prior notice to shareholders.  The Adviser defines mid-capitalization and large-capitalization companies as companies with a total market capitalization of $2 billion or more at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earning s and estimated future earning s to estimate a fair price for the stock of a company.  Each investment candidate then goes through an extensive fundamental research process that has two objectives.  First, the Adviser seeks to develop an in-depth understanding of the company’s business, including~~:~~, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives.  This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research.  Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Fund’s  portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each stock in the portfolio, which is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold.  A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

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Investment Risks
The risks associated with the Fund’s investment strategies are generally described below.  The Fund may be subject to additional risks because the types of investments the Fund makes and changes in market conditions.  As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  The Fund may not be appropriate for use as a complete investment program.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk.  Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.  In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies  are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  In addition, the Adviser may select investments that fail to perform as anticipated.  The ability of the Fund to meet its investment objective is directly related to the

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success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.  Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception .

Value Stock Risk.   Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct.  Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.  In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below.

Money Market Instruments and Temporary Defensive Positions. The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”).  The Fund will invest in Money Market Instruments to maintain liquidity or pending the selection of investments.  From time to time, the Fund also may, but should not be expected to, take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments.  When the Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.  To the extent the Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission) .   Anytime the Fund takes a temporary defensive position, it may not achieve its investment objective.

Portfolio Holdings and Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

FUND MANAGEMENT

The Investment Adviser

Lyrical Asset Management, L.P., 405 Park Avenue, 6th Floor, New York, New York 10022, serves as the investment adviser to the Fund.  The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.  The Adviser was organized in 2008 and also provides investment advisory services to high net worth individuals, institutional investors, and a UCITS (Undertaking for Collective Investment in Transferable Securities) fund.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 1.25% of its average daily net assets.  The Adviser has agreed, until March 31, 2016,

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to reduce its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit annual ordinary operating expenses of the Fund (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.45% of average daily net assets.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limitation, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in its approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, will be available in the Fund’s semi-annual report for the period ended May 31, 2013.

Portfolio Manager

Andrew Wellington is the portfolio manager of the Fund.  Mr. Wellington has been a Managing Partner and the Chief Investment Officer of the Adviser since it was founded in 2008.  Prior to joining Lyrical, Mr. Wellington established and managed the New Mountain Vantage Fund, a value-oriented, long-only, activist hedge fund at New Mountain Capital.  Before joining New Mountain Capital, Mr. Wellington managed the institutional mid-cap value product at Neuberger Berman and was a founding member of Pzena Investment Management, serving as its original research analyst. Mr. Wellington graduated summa cum laude from the Management & Technology dual-degree program at University of Pennsylvania.

The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Manager, other accounts managed by the Portfolio Manager and his ownership of shares of the Fund.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent.  Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

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HISTORICAL PERFORMANCE OF THE ADVISER’S U.S. VALUE EQUITY STYLE PRIVATE ACCOUNTS

The Adviser began managing fee paying accounts using its U.S. Value Equity strategy on January 1, 2009.  The performance table below provides a summary of the performance of all accounts (the “Accounts”) with substantially similar investment objectives, policies, strategies and risks to those of the Fund for calendar years since 2009, and since inception, ended December 31, 2012, and compares the Accounts’ performance during those periods against an appropriate broad-based securities market index, the Standard & Poor’s 500 Index.  There are no material differences between the investment objectives, policies and strategies of the Accounts and those of the Fund.  Andrew Wellington, Managing Partner and Chief Investment Officer of the Adviser, who is primarily responsible for the day-to-day management of the Fund’s portfolio, has been primarily responsible for the day-to-day management of the accounts throughout the entire period presented.

The performance of the Accounts does not represent the historical performance of the Fund and should not be considered a substitute for the Fund’s performance or indicative of past or future performance of the Fund.  Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the managed accounts are not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts.  The results for different periods may vary.

The performance data provided below for the Accounts was calculated by the Adviser.  The Accounts’ rate of return includes realized and unrealized gains plus income (including accrued income).  The Accounts are valued monthly and periodic returns are geometrically linked.  The annual and since inception performance is net of 1.25% management fees.  The performance is net of all trading commissions, other fees and expenses.  The total operating expenses for the Accounts was less than the Fund’s total annual operating expenses.   Therefore, the Accounts’ performance would have been lower if the performance had been calculated using the Fund’s total operating expenses.   Results include the reinvestment of dividends and capital gains.

Average Annual Total Returns for Periods Ended December 31	U.S. Value Equity Composite Accounts (1)	Standard & Poor’s 500 Index (2)
1 Year	18.35%	16.00%
3 Years (3)	12.70%	10.87%
Since Inception (January 1, 2009) (3)	24.36%	14.58%

(1)
The performance of the Accounts, which is unaudited, has been computed by the Adviser in accordance with Global Investment Performance Standards (GIPS®).  Calculating performance in accordance with GIPS® differs from the standardized methodology promulgated by the Securities and Exchange Commission under the 1940 Act and used by mutual funds to calculate performance and results in performance data different from that derived from the standardized methodology.

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(2)
The Standard & Poor’s 500 Index   is an unmanaged index of the common stocks of 500 widely held U.S. companies.  Unlike mutual funds, the index does not incur expenses.  If expenses were deducted, the actual returns of this index would be lower.

(3)	Annualized.

HOW THE FUND VALUES ITS SHARES

The net asset value (“NAV”) of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business.  Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations.  However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.  To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and unlisted, the Fund’s NAV is calculate based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.   To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and unlisted, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund.  An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.

HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form.  The Fund reserves the right to reject any purchase request.  Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary.  The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased through the Fund.  Certificates representing shares are not issued.

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Minimum Initial Investment

The minimum initial investment in the Fund is $10,000, except for an IRA or a gift to minors account, for which the minimum initial investment is $1,000.  This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Mail the application and the check to the Transfer Agent at the following address:

      Lyrical U.S. Value Equity Fund
      c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707
      Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check.  All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions.  The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders.  In addition, the Fund does not accept checks made payable to third parties.  When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.  If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total.  The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment.  A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion.  Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund’s

13

custodian, receives payment by wire.  If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made.  See “Opening an Account – By Mail” above.  Your financial institution may charge a fee for wiring funds.  Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution.  Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund.  These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.  Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors’ account, which must be in amounts of at least $50.  Additional purchases must be submitted in proper form as described below.  Additional purchases may be made:

•
By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Be sure to note your account number on the memo line of your check.  The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution.  The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month.  The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges.  Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund. Please call 1-888-884-8099 for more information about the automatic investment plan and direct deposit plans.

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Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified.  The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.  The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund.  The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies.  The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity.  When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading.  Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading.  The right to reject a purchase

15

order applies to any purchase order, including a purchase order placed by financial intermediaries.  The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus.  The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders.  These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing.  If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client.  Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading.  Intermediaries may apply frequent trading policies that differ from those described in this Prospectus.  If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV.  Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below.  Redemption requests may be made by mail or by telephone.

By Mail.  You may redeem shares by mailing a written request to Lyrical U.S. Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees.  If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed.  If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.  The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association.  Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted.  A notary public cannot provide a signature guarantee.  The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.  Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone.  Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.  Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.  Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application.  Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone.  If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  NAV is normally determined as of 4:00 p.m., Eastern time.  Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.  These organizations may be authorized to designate other intermediaries to act in this capacity.  Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form.  Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.  A requested wire of redemption proceeds normally will be sent on the business day following the redemption request.  However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

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Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $2,500 due to shareholder redemptions.  This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV.  Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each.  There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges.  Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets).  A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed.  When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December.  Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.  The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders.  The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.  In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets.  Except for investors who hold their Fund shares through tax-deferred

18

arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year.  Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct.  Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund is new, there is no financial or performance information included in this prospectus for the Fund.  The fiscal year end of the Fund is the last day of November each year.  Once the information becomes available, you may request a copy of this information by calling the Fund at 1-888-884-8099.

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CUSTOMER PRIVACY NOTICE

FFFFFFACTS	WHAT DOES THE LYRICAL U.S. VALUE EQUITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

THIS IS NOT PART OF THE PROSPECTUS

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Who we are
Who is providing this notice?	Lyrical U.S. Value Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Lyrical Asset Management, L.P., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.

THIS IS NOT PART OF THE PROSPECTUS

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FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.lyricalpartners.com or upon written request to:

         Lyrical U.S. Value Equity Fund
         c/o Ultimus Fund Solutions, LLC
         P.O. Box 46707
         Cincinnati, Ohio 45246-0707

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address.  This process, known as “Householding,” is used for most required shareholder mailings.  (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund.  You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22680

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Statement of Additional Information
February 4, 2013

LYRICAL U.S. VALUE EQUITY FUND
( LYRIX )

Series of
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

           This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Lyrical U.S. Value Equity Fund  (the “Fund”) dated February 4, 2013, which may be supplemented from time to time (the “Prospectus”).  This SAI is incorporated by reference in its entirety into the Prospectus.  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Copies of the Prospectus may be obtained without charge, upon request, by writing the Fund at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-884-8099.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	8
CALCULATION OF SHARE PRICE	10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	11
SPECIAL SHAREHOLDER SERVICES	11
MANAGEMENT OF THE TRUST	12
INVESTMENT ADVISER	18
PORTFOLIO TRANSACTIONS	20
THE DISTRIBUTOR	21
OTHER SERVICE PROVIDERS	22
GENERAL INFORMATION	24
ADDITIONAL TAX INFORMATION	28
FINANCIAL STATEMENTS	31
APPENDIX A (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	32
APPENDIX B (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	34

STATEMENT OF ADDITIONAL INFORMATION

The Lyrical U.S. Value Equity Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company.  The Fund’s investments are managed by Lyrical Asset Management, L.P. (the “Adviser”).  For further information on the Fund, please call 1-888-884-8099.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment programs will be successful.  No investment in shares of the Fund should be made without first reading the Prospectus.

Equity Securities.  The equity portion of the Fund’s portfolio will generally be comprised of common stock traded on domestic securities exchanges or over-the counter markets.  The prices of equity in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Preferred Stock, Warrants and Rights.  While the Fund will generally not purchase preferred stock, warrants and rights, it may acquire ownership of such investments by virtue of its ownership of common stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Preferred stocks may include the obligation to pay a stated dividend.  The price of preferred stocks could depend more on the size of the dividend than on the company’s performance.  If a company fails to pay the dividend, its preferred stock is likely to drop in price.  Changes in interest rates can also affect the price of preferred stock.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time.  Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders.  The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised.  Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised

(in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Foreign Securities.  Subject to its investment policies and quality standards, the Fund may invest in securities of foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”).  ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer.  ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges.  ADRs, in registered form, are designed for use in the U.S. securities markets.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies.  The performance of foreign markets does not necessarily track U.S. markets.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S.  Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.  In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Investment Companies.  The Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds.  The Fund expects to rely on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the investment Adviser waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund expected to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds.

Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”).  To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Funds invest, in addition to the Funds’ direct fees and expenses.

Exchange Traded Funds (“ETFs”).   The Fund may invest in an ETF, which is an investment company that holds a portfolio of common stock generally designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the expenses of the Fund.  Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Funds; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by the Securities and Exchange Commission (the “SEC”) rules on the amount of the ETF shares that the Fund may acquire.

Money Market Instruments.  The Fund may invest in money market instruments.  Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Bankers’ Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies.  Bankers’ Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Bankers’ Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Bankers’ Acceptance, therefore, carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  CDs acquired by the Fund would generally be in amounts of $100,000 or more.  Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (“NRSRO”) or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the custodian, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.  The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Debt Securities.  The Fund may invest in corporate debt securities and U.S. Government obligations.  Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.  In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poor’s or any comparable rating by another NRSRO or, if unrated, as determined by the Adviser to be of comparable quality.

“U.S. Government obligations” include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.  U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government.  U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury.  In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment.  U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.  Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement transaction occurs when an investor purchases a security (normally a U.S. government security), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Adviser will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Securities.  The Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets.  Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a lack of an available market and other factors.  Under the supervision of the Trust’s Board of Trustees, the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments.  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  The sale of some illiquid and other types of securities may be subject to legal restrictions.

Certain restricted securities are illiquid unless it is determined, based upon a review of the  trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).  Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

If the Fund invests in securities for which there is no ready market, it may not be able to readily sell such securities.  Such securities are unlike securities that are traded in the open market, and which can be expected to be sold immediately if the market is adequate.  The sale price of illiquid securities once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value.  Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Borrowing Money.  The Fund does not intend to borrow money for the purpose of purchasing securities, but may, subject to the restrictions of the 1940 Act, borrow up to one-third of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes.  Borrowing involves the creation of a liability that requires the Fund to pay interest.  In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees.  In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Adviser.  Each loan of securities will be collateralized by cash, securities, or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any timeThe Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.  If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss.  In such an event, the Fund would be required to repay the borrower out the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

Temporary Defensive Positions.  The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies.  If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds.  Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Portfolio Turnover.  The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities.  The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares.  High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.  See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy:

1.         Borrowing Money.  The Fund may not engage in borrowing (including, without limitation, borrowing to meet redemptions), except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

2.         Senior Securities.  The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.         Underwriting.  The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.         Real Estate.  The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate.  This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.         Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.         Loans.  The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.         Concentration.  The Fund will not invest more than 25% of its total assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments (and their political subdivisions) or repurchase agreements with respect thereto, or investments in registered investment companies.

NON-FUNDAMENTAL RESTRICTION.  The following investment limitation is not fundamental and may be changed by the Board without shareholder approval.  Under normal circumstances, the Fund may not invest knowingly more than 15% of its net assets (at the time of investment in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, as amended (“Rule 144A”), determined by the Adviser to be liquid, subject to the oversight of the Board.  The Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities.  In these situations, however, the Fund will take appropriate measures to reduce the percentage of its assets invested in illiquid securities.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding).  In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

CALCULATION OF SHARE PRICE

The share price or net asset value (“NAV”) of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading.  Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.  Debt securities are valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.  One or more pricing services may be utilized to determine the fair value of securities held by the Fund.  The Board of Trustees will review the methods used by such services to assure itself that securities are appropriately valued.  To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis.  Shares are sold and redeemed a their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”.  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets).  A redemption in kind will consist of liquid securities equal in market value to your shares.  Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing the Fund’s NAV.  When you convert these securities to cash, you will pay brokerage charges.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan.  The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth and/or the last business day of the month, or both.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration.  To transfer shares to another owner, send a written request to Lyrical U.S. Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Trust’s Trustees, who are elected by the Trust’s shareholders or existing members of the Board of Trustees.  The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office.  The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations.  The officers are elected annually.  Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts.  There are currently five Trustees, four of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”).  The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees.  Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Following are the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years.  Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.  The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since February 2012	Trustee/ President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	4
Independent Trustees:
Robert E. Morrison, Jr. 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2012	Trustee/ Chairman	Executive Vice President of Armed Forces Benefit Association (financial services company) from March 2010 to present; Chief Operating Officer of 5 Star Financial (financial services company) from March 2010 to present; President and Chief Executive Officer of AFBA 5 Star Investment Management Company (registered investment adviser) from October 2006 to January 2012	4	Trustee of AFBA 5 Star Funds from October 2006 to March 2010
John J. Discepoli 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1963	Since June 2012	Trustee	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	4
John C. Davis 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1952	Since June 2012	Trustee	Consultant ( government services) since May 2011; Retired Partner of PricewaterhouseCoopers LLP (1974-2010)	4
David M. Deptula 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1958	Since June 2012	Trustee	Vice President of Tax at The Standard Register Company since November 2011; Tax Partner at Deloitte Tax LLP from 1984 to 2011	4
Executive Officers:
Nitin N. Kumbhani 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to present)	n/a	n/a

Michael Kalbfleisch 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to present)	n/a	n/a
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)	n/a	n/a
Jerry Verseput 101 Parkshore Drive, Suite 100 Folsom, California 95630 Year of Birth: 1964	Since June 2012	Principal Executive Officer of VFM Steadfast Fund	President of Veripax Financial Management, LLC. (2006 to present)	n/a	n/a
Joe Hruban 101 Parkshore Drive, Suite 100 Folsom, California 95630 Year of Birth: 1962	Since June 2012	Vice President of VFM Steadfast Fund	Provides Benefit Consulting Services to Businesses and Individuals (2005 to present); Equity options market maker at The Pacific Stock Exchange (NYSE Euronext) (1990 – 2005)	n/a	n/a
Andrew B. Wellington 405 Park Avenue, 6th Floor, New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund	Managing Director of Lyrical Asset Management, L.P. (2008 to present)	n/a	n/a
Julie M. Schmuelling 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1975	Since June 2012	Treasurer	Vice President and Mutual Fund Controller of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC (2002 to present)	n/a	n/a
Frank L. Newbauer 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1954	Since February 2012	Secretary	Assistant Vice President of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (2010 to present); Assistant Vice President of JPMorgan Chase Bank, N.A. (1999 to 2010)	n/a	n/a

Stephen L. Preston 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1966	Since June 2012	Chief Compliance Officer
Assistant Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC since 2011; Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010); Chief Compliance Officer at FSC Securities Corporation/Advantage Capital Corporation (2003 to 2008).
			n/a	n/a

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Leadership Structure and Qualifications of Trustees

The Board of Trustees consists of five Trustees, four of whom are Independent Trustees.  The Board is responsible for the oversight of the series, or fund s , of the Trust.  The Trust currently offers the following series:

APEXcm Small/Mid Cap Growth Fund;
Cincinnati Asset Management, Inc.: Broad Market Strategic Income Fund;
VFM Steadfast Fund; and
Lyrical U.S. Value Equity Fund (the “Fund”).

The Board has engaged the Adviser to oversee the management of the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser and the Trust’s other service providers in the operations of the Fund in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone as permitted by the 1940 Act.  In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times.  The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board of Trustees is led by its Chairman, Robert E. Morrison, and its President, Robert G. Dorsey.  Mr. Morrison presides at all Board Meetings, Executive Sessions of the Independent Trustees and meetings of the Committee of Independent Trustees.  In his role as Chairman, Mr. Morrison facilitates communication and coordination between the Independent Trustees and management.  He also reviews meeting agendas for the Board and the information provided by management to the Independent Trustees.  Mr. Morrison works closely with Trust counsel and counsel to the Independent Trustees in overseeing the activities of the Independent Trustees.  He is also assisted by Mr. Dorsey as President of the Trust.  Mr. Dorsey, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having four out of five Trustees as Independent Trustees, coupled with the responsibilities undertaken by Mr. Dorsey as President and Mr. Morrison as the Chairman, is appropriate and in the best interests of the Trust.  The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committee.  The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act.  In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust.  Messrs. Morrison, Deptula, Davis and Discepoli are the members of the Committee of Independent Trustees.

Qualifications of the Trustees.  The Committee of Independent Trustees reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board.  In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to the oversight of the Trust’s affairs.  The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board.  The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion.  In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee Qualifications listed above, each of the Trustees has additional Trustee Qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table above and as follows:

Robert G. Dorsey is a co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.  Mr. Dorsey has served as President and Managing Director of Ultimus since its founding in 1999.  Mr. Dorsey has over 25 years of experience in the mutual fund servicing industry.  He holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).  Mr. Dorsey has been a Trustee since February 2012.

Robert E. Morrison, Jr. is Executive Vice President of Armed Forces Benefit Association (financial services firm) since March 2010.  Mr. Morrison also is Chief Operating Officer of 5 Star Financial (financial services company) since March 2012.  He served as President and Chief Executive Officer of AFBA 5 Star Investment Management Company (registered investment adviser) from October 2006 to January 2012.  Mr. Morrison has over 25 years of experience in the financial services industry.  He holds a B.S. from Auburn University and is a Professional Financial Planner.  Mr. Morrison has been a Trustee since June 2012.

John J. Discepoli is the owner of Discepoli Financial Planning, LLC, a personal financial planning firm.  He founded the firm in November 2004.  Mr. Discepoli has over 15 years of experience in the financial services industry.  He holds BBA in Accounting from Notre Dame University and completed the Executive Development Program of Northwestern University – Kellogg School of Management.  Mr. Discepoli is a Certified Public Accountant and Personal Financial Specialist.  Mr. Discepoli has been a Trustee since June 2012.

John C. Davis has been a private business consultant since May 2011.  Prior to providing consulting services, Mr. Davis was a partner with PricewaterhouseCoopers LLP (PWC) from October 1984 through his retirement in June 2010.  Mr. Davis joined PWC in 1974.  During his tenure as a partner at PWC he was responsible for audit services to PwC clients – principally clients in investment management and related financial services industries.  Mr. Davis holds a B.S. in Accounting from Indiana State University and is a Certified Public Accountant.  Mr. Davis has been a Trustee since June 2012.

David M. Deptula is Vice President of Tax for The Standard Register Company (a company that provides solutions for companies to manage their critical communications) since November 2011.  Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP.  Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011.  During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies.  Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctorate from University of Toledo.  He is also a Certified Public Accountant.  Mr. Deptula has been a Trustee since June 2012.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board of Trustees by reason thereof.

Risk Oversight.  The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its Committee of Independent Trustees, reviews reports from, among others, the Adviser, the Trust's Chief Compliance Officer, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser and certain service providers.  The actual day-to-day risk management with respect to the Fund resides with the Adviser and other service providers to the Fund.  Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks.  Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s Chief Compliance Officer at least annually, outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives an annual written report from the Trust’s Chief Compliance Officer regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.   As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Chief Compliance Officer to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including its investment performance, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives quarterly reports from the Fund’s administrator, transfer agent and distributor on regular quarterly items and, where appropriate and as needed, on specific issues.  In addition, in its annual review of the Fund’s investment advisory agreement, the Board will review information provided by the Adviser relating to its operational capabilities, financial condition and resources.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares.  Because the Fund is newly organized, none of the Independent Trustees have any beneficial ownership of Fund shares as of the date of this SAI.

Ownership In Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or Distributor.

Trustee Compensation.  No director, officer or employee of the Adviser or Distributor receives any compensation from the Fund for serving as an officer or Trustee of the Trust.  Each Trustee who is not an interested person of the Trust receives a $500 per meeting fee for each series of the Trust.  The Trust reimburses each Trustee and officer for his or her travel and other expenses incurred in attending meetings.

INVESTMENT ADVISER

Lyrical Asset Management, L.P., 405 Park Avenue, 6th Floor, New York, New York 10022, serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated January 22, 2013.  The Adviser was organized in 2008 and also provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS (Undertaking for Collective Investment in Transferable Securities) fund.

Subject to the Fund’s investment objective and policies approved by the Trustees of the Trust, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Investment Advisory Agreement is effective for an initial two-year period and will be renewed for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the

Independent Trustees.  The Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Fund pays the Adviser a monthly fee computed at the annual rate of 1.25% of its average daily net assets.  The Adviser has agreed to reduce its investment advisory fees and to pay Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 1.45% of the Fund’s average daily net assets until March 31, 2016.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

Because the Fund is newly organized, no information regarding the Advisory fees paid to the Adviser is included in this SAI.

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board.  The Adviser is responsible for investment decisions, and provides the Fund with a portfolio manager to execute purchases and sales of securities.  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Manager

The Fund is managed by Andrew B. Wellington (the “Portfolio Manager”), who has primary responsibility for the day-to-day implementation of investment strategies for the Fund.

Other Accounts Managed by Portfolio Manager

In addition to the Fund, the Portfolio Manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of December 31, 2012.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
Andrew B. Wellington	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$ 290,208,220	1	$ 290,208,220
	Other Accounts	15	$ 62,611,286	15	$ 62,611,286

Potential Conflicts of Interest

The Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  A potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

The portfolio manager receives a salary and is a principal owner of the Adviser.

Ownership of Fund Shares

Because the Fund is newly organized, the Portfolio Manager has no beneficial ownership of Fund shares as of the date of this SAI.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices.  Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  Transactions in the over-the-counter market are generally principal transactions with dealers.  With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.  The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund.  Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund.  Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund.  While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund.  The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.  The Distributor is compensated for its services to the Trust under a written agreement for such services.  The Distributor is an affiliate of Ultimus Fund Solutions, LLC.  Robert G. Dorsey is a Managing Director of the Distributor and an officer of the Trust.

By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  The

Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor.  The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.  Under the Distribution Agreement, the Distributor is paid $6,000 per annum for its services by the Fund.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;
•	assembles reports required to be filed with the SEC and files such completed reports with the SEC;
•	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;
•	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and
•	makes such reports and recommendations to the Trust’s Board of Trustees as the Board reasonably requests or deems appropriate.

           As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.

The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.10% of the Fund’s average daily net assets up to $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million; subject, however, to a monthly minimum of $2,500 per Fund.  Certain discounts apply to the Administrator fees for the first two years of operations.

The fee payable by the Fund to Ultimus as Fund Accountant is $2,000 per month plus an asset based fee at the annual rate of 0.01% of a Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  For each additional class of shares Ultimus will receive an additional $6,000 annually.

The fee payable by each class of shares of the Fund to Ultimus as Transfer Agent is at the annual rate of up to $20.00 per shareholder account, subject to a minimum annual fee of $18,000.  Certain discounts apply to the Transfer Agent fees if a Fund has less than 100 shareholders.

Because the Fund is newly organized, no information regarding the fees paid by the Fund to Ultimus is included in this SAI.

Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until June 5, 2014 and, unless otherwise terminated as provided in the Service Agreements, are renewed automatically thereafter for successive one-year periods.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

Custodian

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Fund pursuant to a Custody Agreement.  The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

The Trust has selected BBD, LLP to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Fund for the fiscal year ending November 30, 2013.

Legal Counsel

Kilpatrick Townsend & Stockton LLP, 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.  For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at annual rate of 0.01% of the average net assets of the Fund in excess of $100 million.  In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

GENERAL INFORMATION

Description of Shares

The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes.  In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class.  Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder.  If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

Shares of the Fund, when issued, are fully paid and non-assessable.  Shares have no subscription, preemptive or conversion rights.  Shares do not have cumulative voting rights.  Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held.  Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class.  However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities.   However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics that is designed to prevent personnel of the Trust, the Adviser and the Distributor subject to the codes from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund’s planned portfolio transactions.  Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities.  The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional

Information as Appendix A and Appendix B, respectively.  No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-888-884-8099, or on the SEC’s website at www.sec.gov.

Ownership of Fund Shares

As of 30 days prior to the date of this SAI, the Fund had no shares outstanding.  Therefore, the Board members and officers as a group owned less than 1% of the outstanding shares of the Fund.

Portfolio Holdings Disclosure Policy

The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.  The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities.  Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the chief executive officer and chief financial officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

•
Public disclosure regarding Portfolio Securities is made in the Fund’s Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C..  Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•
Information regarding Portfolio Securities as of the end of the most recent month, and other information regarding the investment activities of the Fund during such month, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such information is at least 30 days old.

•
Information regarding the general market exposure of the Fund may be disclosed, provided that such information is also disclosed on the Fund’s website and the information does not identify specific Portfolio Securities.

•
Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

•	The Trust’s Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

•
The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities.  Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s Chief Compliance Officer because the Board of Trustees has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•
The Trust’s Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed.  The Chief Compliance Officer shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund.  The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

•
Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in Internal Revenue Code section 851(h).  Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  The

Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 15% for transactions occurring prior to January 1, 2013 and 20% for those occurring after December 31, 2012, unless current applicable capital gains rates are changed by Congress.  Under current law, the application of the long-term capital gains rates to qualifying corporate dividends will expire for tax years beginning after December 31, 2012, after which such dividends would return to being taxed at ordinary income rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rates, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains.  Because the Fund is newly organized, no information regarding capital loss carryforwards is included in this SAI.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002 and before January 1, 2013, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares.  An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (presently 28% for 2012) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

FINANCIAL STATEMENTS

The Fund is newly organized and therefore no financial information is included in this SAI.  You may request a copy of the Fund’s Annual and Semi-Annual reports, once available, at no charge by calling the Fund at 1-888-884-8099.

APPENDIX A

ULTIMUS MANAGERS TRUST
POLICIES AND PROCEDURES FOR VOTING PROXIES

1.         Purpose; Delegation.  The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”).  The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund.  Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.         Definitions

(a)
Proxy.  A proxy permits a shareholder to vote without being present at annual or special meetings.  A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter.  Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)
Proxy Manager.  Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.         Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies.  Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares.  The beneficial owner of these shares is a registered investment company.”

4.         Policy for Voting Proxies Related to Other Portfolio Securities.

The Trust hereby delegates the responsibility for voting proxies on behalf of the Fund with respect to all equity securities held by the Fund to the Adviser in accordance with these Policies, subject to oversight by the Trustees.

The Trustees have reviewed the Adviser’s Policies and Procedures for Voting Proxies (the “Procedures”) and have determined that they are reasonably designed to ensure that the Adviser will vote all proxies in the best interests of the shareholders, untainted by conflicts of interests.  The Procedures are adopted as part of these Policies.  The Board of Trustees must approve any material change in the Procedures before they become effective with respect to the Fund.

5.         Conflicts of Interest.  The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund.  Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote.  The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager.  With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy.  Materiality determinations will be based upon an assessment of the particular facts and circumstances.  If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict.  If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.         Proxy Voting Procedures.  Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision.  A reasonable efort should be made to obtain proxy material and to vote in a timely fashion.  Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

7.         Form N-PX.  A record of each proxy vote will be entered on Form N-PX.   A copy of each Form N-PX will be signed by the President of the Trust.  The Form is to be filed by August 31 each year.  Each reporting period covered by the Form N-PX runs from July 1 to June 30.  The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

As adopted June 5, 2012

APPENDIX B

LYRICAL ASSET MANAGEMENT, L.P.

Proxy Voting Policy

The Firm provides investment advisory services to investment funds and managed accounts, and invests the assets of these Funds and accounts in securities issued by public issuers.  The Firm has authority to vote proxies relating to such securities on behalf of the Funds and accounts it manages.

The Securities and Exchange Commission (the "SEC" ) has adopted Rule 206(4)-6 under the Investment Advisers Act.   Under this rule, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients.

The Portfolio Manager is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies" ) .  The office manager is responsible for the actual voting of all proxies in a timely manner, while the Compliance Officer is responsible for monitoring the effectiveness of the Policies.  ( See Section IV, "Procedures for Proxies".)

The Policies attempt to generalize a complex subject.  The Firm may, from time to time, determine that it is in the best interests of its clients to depart from specific policies described herein.  The rationale for any such departure will be memorialized in writing by the Compliance Officer.

I.	General Policy

The general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, "proxies" ), in a manner that serves the best interests of the Funds managed by the Firm, as determined by the Firm in its discretion, and taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

II.	Specific Policies

A.	Routine Matters

Routine matters are typically proposed by Management (as defined below) of a company and meet the following criteria:  (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Firm will vote in accordance with the recommendation of the company's management, directors, general partners, managing members or trustees (collectively, the "Management" ) , as applicable, unless, in the Firm's opinion, such recommendation is not in the best interests of the investing funds or accounts.

1.	General Matters

The Firm will generally vote for proposals:

●	to set time and location of annual meeting;

●	to change the fiscal year of the company; and

●	to change the name of a company.

2.	Board Members

a.             Election or Re-Election.   The Firm will generally vote for Management proposals to elect or re-elect Board members.

b.             Fees to Board Members.   The Firm will generally vote for proposals to increase fees paid to Board members, unless it determines that the compensation exceeds market standards.

3.	Capital Structure

The Firm will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by the investing funds or accounts or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests, except in each instance for standard poison pill provisions.

4.	Appointment of Auditors

The Firm will generally vote for the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

●	the Firm has serious concerns about the accountants presented, including their independence, or the audit procedures used; or

●	the auditors are being changed without explanation.

B.	Non-Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company's Management or beneficial owners ( i.e., shareholders, members, partners, etc. (collectively, the "Owners" ) ).  These proxies may involve one or more of the following:  (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.    It is the Firm’s general policy to vote on such matters in accordance with Management’s recommendation.  In an unexpected instance where the Firm would not wish to follow Management’s recommendation the Firm expects to sell the funds’ and managed accounts’ shares in the subject Company prior to the shareholder meeting.

C.	Abstaining from Voting or Affirmatively Not Voting

The Firm will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Firm determines that abstaining or not voting is in the best interests of the fund or account.  In making such a determination, the Firm will consider various factors, including, but not limited to:  (i) the costs associated with exercising the proxy ( e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy; and (iii) whether the Firm has sold the underlying securities since the record date for the proxy.  The Firm will not abstain from voting or affirmatively decide not to vote a proxy if the Fund or account is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.   Furthermore, the Firm will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

III.	Conflicts of Interest

At times, conflicts may arise between the interests of the investing Funds or accounts, on the one hand, and the interests of the Firm or its affiliates, on the other hand.  If the Firm determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Firm will address matters involving such conflicts of interest as follows:

A.           If a proposal is addressed by the specific policies herein, the Firm will vote in accordance with such policies;

B.           If the Firm believes it is in the best interest of the investing Funds or accounts to depart from the specific policies provided for herein, the Firm will be subject to the requirements of C or D below, as applicable;

C.           If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Firm, the Firm may vote such proxy as it determines to be in the best interest of the investing Funds or accounts, without taking any action described in D below, provided that such vote would be against the Firm's own interest in the matter ( i.e., against the perceived or actual conflict).  The Firm will memorialize the rationale of such vote in writing; and

D.           If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Firm, and the Firm believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Firm must take one of the following actions in voting such proxy:  (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the Funds or accounts, as applicable; (c) inform the investors in the investing Funds or the owners of the investing accounts of the conflict of interest and obtain consent to (majority consent in the case of a Fund) vote the proxy as recommended by the Firm; or (d) obtain approval of the decision from the Firm's Compliance Officer and third party Legal Advisors.

IV.	Procedures for Proxies

The Chief Investment Officer will be responsible for determining whether each proxy is for a "routine" matter or not, as described above.  All proxies identified as "routine" will be voted by the office manager in accordance with the Policies.

Any proxies that are not clearly "routine" will be submitted to the Portfolio Manager, who/which will determine how to vote each such proxy by applying the Policies.  Upon making a decision, the proxy will be executed and returned to the office manager for submission to the company.  Upon receipt of an executed proxy, the office manager will update the investing Funds' or accounts' proxy voting record.   The office manager is responsible for the actual voting of all proxies in a timely manner.  The Compliance Officer is responsible for monitoring the effectiveness of the Policies.

In the event the Firm determines that the investing Funds or accounts should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Firm will submit the proxy to such third party or committee for a decision.  The office manager will execute the proxy in accordance with such third party's or committee's decision.

V.	Record of Proxy Voting

The office manager will maintain a spreadsheet log of all proxies voted, detailing the vote on each matter.

The Firm will maintain a record of each written request from an investor in a Fund or owner of a managed account for proxy voting information and the Firm's written response to any request (oral or written) from an investor in a Fund or owner of an managed account for proxy voting information.

The Compliance Officer will maintain such records in its offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust (1)

(b)	Bylaws (1)

(c)	Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)	(i)	Investment Advisory Agreement with Apex Capital Management, Inc.(5)

(ii)	Investment Advisory Agreement with Cincinnati Asset Management, Inc. (5)

(iii)	Investment Advisory Agreement with Veripax Financial Management, LLC (5)

(iv)	Investment Advisory Agreement with Lyrical Asset Management, L.P. – Filed herewith

(e)	Distribution Agreement with Ultimus Fund Distributors, LLC (5)

(f)	Inapplicable

(g)	Custody Agreement with U.S. Bank (5)

(i)	First Amendment to the Custody Agreement with U.S. Bank regarding VFM Steadfast Fund (5)

(ii)	Second Amendment to the Custody Agreement with U.S. Bank regarding Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (5)

(iii)	Third Amendment to the Custody Agreement with U.S. Bank regarding Lyrical U.S. Value Equity Fund – Filed herewith

(h)	(i)	Expense Limitation Agreement with Apex Capital Management, Inc. (3)

(ii)	Administration Agreement with Ultimus Fund Solutions, LLC (4)

(iii)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC (4)

(iv)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC(4)

(v)	Compliance Consulting Agreement with Ultimus Fund Solutions, LLC (4)

(vi)	Expense Limitation Agreement with Cincinnati Asset Management, Inc. (5)

(vii)	Expense Limitation Agreement with Veripax Financial Management, LLC (5)

(viii)	Expense Limitation Agreement with Lyrical Asset Management, L.P. – Filed herewith

(i)	(i)	Legal Opinion on behalf of APEXcm Small/Mid Cap Growth Fund(3)

(ii)	Legal Opinion on behalf of VFM Steadfast Fund (5)

(iii)	Legal Opinion on behalf of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (5)

(iv)	Legal Opinion on behalf of Lyrical U.S. Value Equity Fund – Filed herewith

(j)	Consent of Independent Registered Public Accounting Firm—To be filed by amendment

(k)	Inapplicable

(l)	Initial Capital Agreement (5)

(m)	Rule 12b-1 Plan(4)

(n)	Inapplicable

(o)	Reserved

(i)	Code of Ethics of the Registrant (3)

(ii)	Code of Ethics of Apex Capital Management, Inc. (3)

(iii)	Code of Ethics of Ultimus Fund Distributors, LLC (1)

(iv)	Code of Ethics of Cincinnati Asset Management, Inc. (5)

(v)	Code of Ethics of Veripax Financial Management, LLC (5)

(vi)	Code of Ethics of Lyrical Asset Management, L.P. (6)

Other:	Powers of Attorney for Robert E. Morrison, Jr., David M. Deptula, John Discepoli and John C. Davis (2)

(1) Incorporated herein by reference to Registrant’s initial Registration Statement, filed March 23, 2012
(2)  Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2, filed June 8, 2012
(3)  Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3, filed June 26, 2012
(4) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed June 29, 2012
(5) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed September 11, 2012
(6) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed November 21, 2012

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5  Advances of Expenses.  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these Federal laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Apex Capital Management, Inc., Cincinnati Asset Management, Inc., Veripax Financial Management, LLC and Lyrical Asset Management, L.P. (the “Advisers”) provide that the Advisers shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to a Fund or to its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser.  Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

(a)
Apex Capital Management, Inc. (“Apex”) has been registered as an investment adviser since 1987.  Apex provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and, corporations and other businesses.

The directors and officers of Apex are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Nitin N. Kumbhani—President and CEO
Kamal N. Kumbhani—Vice President
Jan E. Terbrueggen—Vice President
Michael D. Kalbfleisch—Vice President & Chief Compliance Officer
Sunil M. Reddy—Vice President
Mark S. Harrell—Vice President

(b)
Cincinnati Asset Management, Inc.  (“CAM”) has been registered as an investment adviser since 1989. CAM provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities and insurance companies.

The directors and officers of CAM are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

William Sloneker—Chairman and Managing Director
Randall S. Hale—President and Managing Director
Charles D. Mencer—COO, Chief Compliance Officer and Managing Director
Mary Compton—Director
Donald N. Stolper—Vice President and Managing Director
Richard J. Gardner—Managing Director
Richard M. Balestra—Managing Director

(c)
Veripax Financial Management, LLC  (“VFM”) has been registered as an investment adviser since 2012.  VFM provides investment advisory services to individuals, trusts, estates, charitable organizations, corporations and other businesses and church organizations.

The sole owner of VFM is listed below, who has not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Jerry Verseput—Sole owner

(d)
Lyrical Asset Management, L.P. (“Lyrical”) has been registered as an investment adviser since 2008.  Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

The managing partners of Lyrical are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Andrew Wellington—Managing Partner
Jeffrey Keswin—Managing Partner

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

Williamsburg Investment Trust	The Investment House Funds
The Berwyn Funds	Hussman Investment Trust
TFS Capital Investment Trust	Schwartz Investment Trust
Papp Investment Trust	Profit Funds Investment Trust
AlphaMark Investment Trust	Stralem Fund
Piedmont Investment Trust	Stadion Investment Trust
Gardner Lewis Investment Trust	CM Advisors Family of Funds
The First Western Funds Trust
The Cutler Trust

(b)	Name	Position with Distributor	Position with Registrant
	Robert G. Dorsey	President/Managing Director	President and Trustee
	Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
	Theresa M. Bridge	Vice President	Assistant Treasurer
	Julie M. Schmuelling	Vice President	Treasurer
	Wade R. Bridge	Vice President	None
	Craig J. Hunt	Vice President	None
	Steven F. Nienhaus	Vice President	None
	Stephen Preston	Chief Compliance Officer	Chief Compliance Officer
	Jeffrey D. Moeller	Vice President	None
	Tina H. Bloom	Vice President	Assistant Secretary
	Kristine M. Limbert	Vice President	None
	Frank L. Newbauer	Assistant Vice President	Secretary
	Kirk Littleton	Vice President	None
	Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator:

Ultimus Fund Solutions, LLC,
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

or its investment advisers:

Apex Capital Management, Inc.
8163 Old Yankee Road
Dayton, Ohio 45458

Cincinnati Asset Management, Inc.
8845 Governor’s Hill Drive
Cincinnati, Ohio 45249

Veripax Financial Management, LLC
101 Parkshore Drive, Suite 100
Folsom, California 95762.

Lyrical Asset Management, L.P.
405 Park Avenue, 6th Floor
New York, NY 10022

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodian.

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 1st day of February, 2013.

ULTIMUS MANAGERS TRUST

By:	/s/ Robert G. Dorsey
Robert G. Dorsey
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Robert G. Dorsey	Trustee and President	February 1, 2013
Robert G. Dorsey

/s/Julie M. Schmuelling	Treasurer	February 1, 2013
Julie M. Schmuelling

*	Trustee
Robert E. Morrison, Jr
/s/Frank L. Newbauer
Frank L. Newbauer
*	Trustee	Attorney in Fact
David M. Deptula		February 1, 2013

*	Trustee
John Discepoli

*	Trustee
John C. Davis

INDEX TO EXHIBITS

28(d)(iv)	Investment Advisory Agreement with Lyrical Asset Management, L.P.
28(h)(viii)	Expense Limitation Agreement with Lyrical Asset Management, L.P.
28(g)(iii)	Third Amendment to the Custody Agreement with U.S. Bank regarding Lyrical U.S. Value Equity Fund
28(i)(iv)	Legal Opinion on behalf of Lyrical U.S. Value Equity Fund